Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Interest Dividend and Fee Income [abstract]
FVTPL securities		$ 87	$ 144
FVOCI securities – realized gains	[1]	114	36
Impairment on FVOCI and amortized cost securities		(1)
Securities gains, other than trading		$ 200	$ 180

[1]	Gains are net of (losses) on hedge contracts.